Derivatives and Hedging Instruments	12 Months Ended
Dec. 31, 2015
Derivatives and Hedging Instruments [Abstract]
Derivatives and Hedging Instruments [Text Block]
DERIVATIVES AND HEDGING INSTRUMENTS

SunEdison Semiconductor's derivatives and hedging activities consist of:

			Assets (Liabilities) Fair Value
			As of December 31,
In millions	Balance Sheet Classification		2015	2014
Derivatives not designated as hedging:
Currency forward contracts (1)	Prepaid and other current assets		$0.5	$0.2
Currency forward contracts (1)	Accrued liabilities		$(0.6)	$(0.9)
(1) Currency forward contracts are recorded on the consolidated balance sheet at fair value using Level 1 inputs.

		Losses
		Year Ended December 31,
In millions	Statement of Operations Classification	2015	2014	2013
Derivatives not designated as hedging:
Currency forward contracts	Other, net	$3.7	$2.0	$14.3

We utilize currency forward contracts to mitigate the financial market risks of fluctuations in currency exchange rates. We do not use derivative financial instruments for speculative or trading purposes. Gains and losses on non-U.S. currency exposures are generally offset by corresponding losses and gains on the related hedging instruments, reducing the net exposure to the Company. A substantial portion of our revenue and capital spending is transacted in the US dollar. However, we do enter into transactions in other currencies, primarily Japanese yen, the new Taiwan dollar, South Korean Won, euro, and Malaysian ringgit. We have established transaction-based hedging programs to protect against reductions in value and volatility of future cash flows caused by changes in currency exchange rates. Our hedging programs reduce, but do not always eliminate, the impact of currency exchange rate movements. We may have outstanding contracts with several major financial institutions for these hedging transactions at any point in time. Our maximum risk of credit loss is limited to any gain on our outstanding contracts with these institutions. These currency forward contracts had net notional amounts of $115.7 million and $65.1 million as of December 31, 2015 and 2014, respectively, and are accounted for as economic hedges, for which hedge accounting is not applied.